Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill

The carrying amount of goodwill for the conventional segment was $1.9 million as at December 31, 2018 and 2017. In 2018, 2017 and 2016, the Company conducted its annual goodwill impairment review of its conventional segment and concluded that no impairment had occurred.

The carrying amount of goodwill for the ship-to-ship transfer segment was $6.2 million as at December 31, 2018 and 2017. In 2018, 2017 and 2016, the Company conducted its annual goodwill impairment review of its ship-to-ship transfer segment and concluded that no impairment had occurred.

Intangible Assets

The carrying amounts of intangible assets are as follows:

	As at
	December 31, 2018	December 31, 2017
	$	$
Customer relationships At cost, less accumulated amortization of $8.2 million (2017 - $6.0 million) (1)	9,724	11,853
Customer contracts At cost, less accumulated amortization of $2.7 million (2017 - $2.0 million) (1)	1,901	2,642
Favorable time-charter out contracts At cost, less accumulated amortization of $nil (2017 - $0.2 million)	—	110
	11,625	14,605

(1)
The customer relationships and customer contracts are being amortized over weighted average amortization periods of 10 years and 7.6 years, respectively. Amortization of intangible assets for the year ended December 31, 2018 was $2.9 million (2017 - $3.3 million, 2016 - $3.9 million). Amortization of intangible assets for the five years subsequent to 2018 is expected to be $2.2 million (2019), $2.0 million (2020), $1.8 million (2021), $1.6 million (2022), $1.5 million (2023) and $2.5 million (thereafter).